Financial Assets and Financial Liabilities	6 Months Ended
Dec. 31, 2021
Financial Assets and Financial Liabilities [Abstract]
Financial assets and financial liabilities
8	Financial assets and financial liabilities

(a)	Trade and other receivables

	31 December 2021			30 June 2021
	Current	Non- current	Total	Current	Non- current	Total
	A$	A$	A$	A$	A$	A$

R&D tax incentive receivable	6,259,819	-	6,259,819	4,126,364	-	4,126,364
Accrued interest income	267	-	267	269	-	269
Goods and services tax receivable	491	-	491	47,706	-	47,706
Other receivable	-	-	-	103,338	-	103,338
	6,260,577	-	6,260,577	4,277,677	-	4,277,677

R&D tax incentive receivable represents the amount of R&D tax incentive the Group expects to recover. For further details, see note 13(a).

A 43.5% R&D Tax incentive refundable tax offset is available to eligible small companies with an annual aggregate turnover of less than $20 million. For the year ended 30 June 2021 and half-year ended 31 December 2021, the Group recorded $4,126,364 and $2,133,722 respectively in other income and receivables.

(i) Classification as trade and other receivables

Trade receivables and other receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. If collection of the amounts is expected in one year or less they are classified as current assets. If not, they are presented as non-current assets. Trade and other receivables are generally due for settlement within one year and therefore are all classified as current.

(b)	Recognised fair value measurements

The financial instruments recognised at fair value in the statement of financial position have been analysed and classified using a fair value hierarchy reflecting the significance of the inputs used in making the measurements.

The fair value hierarchy consists of the following levels:

●	quoted prices in active markets for identical assets or liabilities (Level 1);

●	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices) (Level 2); and

●	inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level3).

During the period, none of the Group’s assets and liabilities had their fair value determined using the fair value hierarchy. No transfers between the levels of the fair value hierarchy occurred during the current or previous periods.